Segment Information - Schedule of Segments Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Provision for finance receivable losses									$ 1,865,362	$ 1,134,518
Assets	$ 6,821,947				$ 7,758,149				6,821,947	7,758,149
OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income	768,000,000	$ 770,000,000	$ 741,000,000	$ 831,000,000	690,000,000	$ 427,000,000	$ 410,000,000	$ 403,000,000	3,110,000,000	1,930,000,000	$ 1,973,000,000
Interest expense	201,000,000	215,000,000	214,000,000	226,000,000	215,000,000	171,000,000	171,000,000	158,000,000	856,000,000	715,000,000	734,000,000
Provision for finance receivable losses	258,000,000	263,000,000	214,000,000	197,000,000	483,000,000	79,000,000	74,000,000	80,000,000	932,000,000	716,000,000	423,000,000
Net interest income after provision for finance receivable losses									1,322,000,000	499,000,000	816,000,000
Net gain on sale of SpringCastle interests									167,000,000	0	0
Other revenues									606,000,000	262,000,000	746,000,000
Acquisition-related transaction and integration expenses									108,000,000	62,000,000	0
Other expenses									1,631,000,000	925,000,000	701,000,000
Income (loss) before provision for (benefit from) income taxes	29,000,000	$ 33,000,000	$ 42,000,000	$ 252,000,000	(302,000,000)	$ 20,000,000	$ 13,000,000	$ 43,000,000	356,000,000	(226,000,000)	861,000,000
Income before provision for income taxes attributable to non-controlling interests									28,000,000	127,000,000	126,000,000
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									328,000,000	(353,000,000)	735,000,000
Assets	18,123,000,000				21,190,000,000				18,123,000,000	21,190,000,000	10,929,000,000
Operating Segments [Member] | Consumer and Insurance Segment [Member] | OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income									3,328,000,000	1,482,000,000	916,000,000
Interest expense									738,000,000	242,000,000	164,000,000
Provision for finance receivable losses									911,000,000	351,000,000	202,000,000
Net interest income after provision for finance receivable losses									1,679,000,000	889,000,000	550,000,000
Net gain on sale of SpringCastle interests									0
Other revenues									612,000,000	276,000,000	215,000,000
Acquisition-related transaction and integration expenses									100,000,000	16,000,000
Other expenses									1,503,000,000	804,000,000	537,000,000
Income (loss) before provision for (benefit from) income taxes									688,000,000	345,000,000	228,000,000
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									688,000,000	345,000,000	228,000,000
Assets	15,539,000,000				16,023,000,000				15,539,000,000	16,023,000,000	4,165,000,000
Operating Segments [Member] | Acquisitions and Servicing Segment [Member] | OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income									102,000,000	463,000,000	545,000,000
Interest expense									20,000,000	87,000,000	82,000,000
Provision for finance receivable losses									14,000,000	68,000,000	105,000,000
Net interest income after provision for finance receivable losses									68,000,000	308,000,000	358,000,000
Net gain on sale of SpringCastle interests									167,000,000
Other revenues									49,000,000	58,000,000	36,000,000
Acquisition-related transaction and integration expenses									1,000,000	1,000,000
Other expenses									58,000,000	111,000,000	123,000,000
Income (loss) before provision for (benefit from) income taxes									225,000,000	254,000,000	271,000,000
Income before provision for income taxes attributable to non-controlling interests									28,000,000	127,000,000	126,000,000
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									197,000,000	127,000,000	145,000,000
Assets	5,000,000				1,789,000,000				5,000,000	1,789,000,000	2,546,000,000
Operating Segments [Member] | Residential Portfolio Segment [Member] | OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income									47,000,000	68,000,000	406,000,000
Interest expense									43,000,000	212,000,000	353,000,000
Provision for finance receivable losses									6,000,000	(2,000,000)	128,000,000
Net interest income after provision for finance receivable losses									(2,000,000)	(142,000,000)	(75,000,000)
Net gain on sale of SpringCastle interests									0
Other revenues									(29,000,000)	3,000,000	154,000,000
Acquisition-related transaction and integration expenses									1,000,000	1,000,000
Other expenses									27,000,000	33,000,000	93,000,000
Income (loss) before provision for (benefit from) income taxes									(59,000,000)	(173,000,000)	(14,000,000)
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(59,000,000)	(173,000,000)	(14,000,000)
Assets	361,000,000				711,000,000				361,000,000	711,000,000	4,116,000,000
Corporate, Non-Segment [Member] | OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income									4,000,000	8,000,000	17,000,000
Interest expense										56,000,000	8,000,000
Provision for finance receivable losses										1,000,000	7,000,000
Net interest income after provision for finance receivable losses									4,000,000	(49,000,000)	2,000,000
Net gain on sale of SpringCastle interests									0
Other revenues									(9,000,000)	0	1,000,000
Acquisition-related transaction and integration expenses									26,000,000	47,000,000
Other expenses									0	15,000,000	11,000,000
Income (loss) before provision for (benefit from) income taxes									(31,000,000)	(111,000,000)	(8,000,000)
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(31,000,000)	(111,000,000)	(8,000,000)
Assets	235,000,000				362,000,000				235,000,000	362,000,000	441,000,000
Intersegment Eliminations [Member] | OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income									0	0	0
Interest expense									0	(5,000,000)	(5,000,000)
Provision for finance receivable losses									0	0	0
Net interest income after provision for finance receivable losses									0	5,000,000	5,000,000
Net gain on sale of SpringCastle interests									0
Other revenues									(11,000,000)	(57,000,000)	(71,000,000)
Acquisition-related transaction and integration expenses									0	0
Other expenses									(11,000,000)	(52,000,000)	(66,000,000)
Income (loss) before provision for (benefit from) income taxes									0	0
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									0	0	0
Assets	0				0				0	0	(363,000,000)
Segment Reconciling Items [Member] | OneMain Holdings, Inc. [Member]
Segment Reporting Information [Line Items]
Interest income									(371,000,000)	(91,000,000)	89,000,000
Interest expense									55,000,000	123,000,000	132,000,000
Provision for finance receivable losses									1,000,000	298,000,000	(19,000,000)
Net interest income after provision for finance receivable losses									(427,000,000)	(512,000,000)	(24,000,000)
Net gain on sale of SpringCastle interests									0
Other revenues									(6,000,000)	(18,000,000)	411,000,000
Acquisition-related transaction and integration expenses									(20,000,000)	(3,000,000)
Other expenses									54,000,000	14,000,000	3,000,000
Income (loss) before provision for (benefit from) income taxes									(467,000,000)	(541,000,000)	384,000,000
Income before provision for income taxes attributable to non-controlling interests									0	0	0
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.									(467,000,000)	(541,000,000)	384,000,000
Assets	$ 1,983,000,000				$ 2,305,000,000				$ 1,983,000,000	$ 2,305,000,000	$ 24,000,000